Document and Entity Information	12 Months Ended
Dec. 31, 2014
Entity Registrant Name	Cheetah Mobile Inc.
Entity Central Index Key	0001597835
Document Type	20-F
Document Period End Date	Dec. 31, 2014
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY
Class A Ordinary shares
Entity Common Stock, Shares Outstanding	288,988,560
Class B Ordinary shares
Entity Common Stock, Shares Outstanding	1,127,614,152